Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Charterer A [Member]
Concentration risk, percentage		73.00%	39.00%
Charterer B [Member]
Concentration risk, percentage		24.00%	31.00%